SUBSEQUENT EVENTS	3 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

As disclosed in note 6, CDEL Hong Kong entered into a loan agreement. The loan facility of Renminbi100 million, approximately US$16,519, was subsequently drawn down on January 2, 2014.